Other Assets (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule Of Other Assets [Line Items]
Acquired computer software for internal use	$ 42,706	¥ 3,510,000	¥ 1,347,000
Amortization expense of computer software	24,249	1,993,000	3,637,000	4,075,000
Amortization expense of other intangible assets	$ 523	¥ 43,000	¥ 122,000	¥ 288,000